SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Income Taxes (Details) - USD ($)		2 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2024	Dec. 31, 2024	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Interest and penalties accrued		$ 0		$ 0	$ 0
Tax provision				0	0
Cartesian Growth Corporation III
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Unrecognized tax benefits	$ 0	0	$ 0	0	0
Interest and penalties accrued	0	0	0	0	$ 0
Tax provision	$ 0	$ 0	$ 0	$ 0